Related Parties Disclosure - Schedule of Related Party Transactions and Balances (Details) - Related Party [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Carlos Moreira [Member]
Related Party Transaction [Line Items]
Receivables
Payables			614
Net expenses
Net income
John O'Hara [Member]
Related Party Transaction [Line Items]
Receivables
Payables	5		4
Net expenses
Net income
Ruma Bose [Member]
Related Party Transaction [Line Items]
Receivables
Payables
Net expenses	47	125
Net income
Cristina Dolan [Member]
Related Party Transaction [Line Items]
Receivables
Payables
Net expenses	47	136
Net income
David Fergusson [Member]
Related Party Transaction [Line Items]
Receivables
Payables			14
Net expenses	47	108
Net income
Eric Pellaton [Member]
Related Party Transaction [Line Items]
Receivables
Payables
Net expenses	47	124
Net income
Peter Ward [Member]
Related Party Transaction [Line Items]
Receivables
Payables
Net expenses		1,472
Net income
Danil Kerimi [Member]
Related Party Transaction [Line Items]
Receivables
Payables
Net expenses		27
Net income
Hossein Rahnama [Member]
Related Party Transaction [Line Items]
Receivables
Payables
Net expenses		12
Net income
Antoine Kohler [Member]
Related Party Transaction [Line Items]
Receivables
Payables	5
Net expenses	5
Net income
WISeKey International Holding AG [Member]
Related Party Transaction [Line Items]
Receivables	14,063		8,107
Payables	1,232		1,563
Net expenses	1,136	500
Net income	1,326	1,662
WiseKey USA Inc [Member]
Related Party Transaction [Line Items]
Receivables	132		81
Payables	256		270
Net expenses	191	495
Net income
WISeKey Semiconductors GMBH [Member]
Related Party Transaction [Line Items]
Receivables	4
Payables
Net expenses
Net income
WISeCoin AG [Member]
Related Party Transaction [Line Items]
Receivables
Payables	340		347
Net expenses	4	10
Net income
SEALCoin AG [Member]
Related Party Transaction [Line Items]
Receivables
Payables
Net expenses
Net income	63
SEALCOIN AG [Member]
Related Party Transaction [Line Items]
Receivables	557		468
Payables
Net expenses
Net income	106	80
Quantix Edge Security S L [Member]
Related Party Transaction [Line Items]
Receivables	752
Payables
Net expenses
Net income	753
Quobly SAS [Member]
Related Party Transaction [Line Items]
Receivables	1,164
Payables
Net expenses
Net income
Related parties of Carlos Moreira [Member]
Related Party Transaction [Line Items]
Receivables
Payables	139
Net expenses	401
Net income
Related Party [Member]
Related Party Transaction [Line Items]
Receivables	16,672		8,656
Payables	1,977		$ 2,812
Net expenses	1,925	3,009
Net income	$ 2,248	$ 1,742